Balance Sheets (USD $)	Aug. 31, 2011	May 31, 2011
Statement of Financial Position [Abstract]
CURRENT ASSETS	$ 10,421	$ 5,706
Cash	6,544	5,706
Accounts receivable	3,495
Inventory	382
Total current assets	10,421	5,706
TOTAL ASSETS	10,421	5,706
Accounts payable and accrued liabilities	25,617	43,448
Notes payable	260,045	258,832
Notes payable - related parties	330,989	298,266
Total current liabilities	616,651	600,546
TOTAL LIABILITIES	616,651	600,546
Series B, Preferred stock; 1,000,000 shares authorized, at $0.001 per share, -0- shares issued and outstanding
Common stock; 500,000,000 shares authorized, at $0.001 par value, 88,650,000 and 88,650,000 shares issued and outstanding at August 31, 2011 and May 31, 2011, respectively	88,650	88,650
Additional paid-in capital	316,850	316,850
Subscription Receivable		(30,000)
Accumulated other comprehensive loss Foreign currency translation adjustment	(12,990)	(19,330)
Deficit accumulated during the development stage	(998,740)	(951,010)
Total stockholders' deficit	(606,230)	(594,840)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 10,421	$ 5,706